Equity - Summary of Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016	[1]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 1,798,036	$ 1,680,105	[1]			$ 3,046,721
Non-controlling Interests, Profit (Loss)	$ 417,471	448,374	[1]	$ 737,552	[1]
Enel Distribución Río S.A. (formerly Ampla Energía S.A.) [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.36%
Non-controlling Interests, Equity	$ 3,746	2,593
Non-controlling Interests, Profit (Loss)	$ (111)	(228)		(60)
Enel Distribución Ceará S.A. (formerly Coelce)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	26.00%
Non-controlling Interests, Equity	$ 218,722	200,150
Non-controlling Interests, Profit (Loss)	$ 35,633	29,509		28,597
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.52%
Non-controlling Interests, Equity	$ 457,800	439,533
Non-controlling Interests, Profit (Loss)	$ 108,928	86,463		97,474
Emgesa S.A. E.S.P. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.53%
Non-controlling Interests, Equity	$ 667,440	601,642
Non-controlling Interests, Profit (Loss)	$ 154,744	127,261		166,772
Enel Distribución Perú S.A.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.82%
Non-controlling Interests, Equity	$ 98,590	121,374
Non-controlling Interests, Profit (Loss)	$ 23,249	22,250		23,625
Enel Generación Perú S.A.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.40%
Non-controlling Interests, Equity	$ 156,731	138,510
Non-controlling Interests, Profit (Loss)	$ 22,647	12,776
Chinango S.A.C. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	20.00%
Non-controlling Interests, Equity	$ 22,163	21,999
Non-controlling Interests, Profit (Loss)	$ 3,810	5,143		23,030
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	27.87%
Non-controlling Interests, Equity	$ 2,356	701
Non-controlling Interests, Profit (Loss)	$ 3,135	(8,604)		4,646
Enel Generación Costanera S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	24.32%
Non-controlling Interests, Equity	$ 10,187	8,030
Non-controlling Interests, Profit (Loss)	$ 4,792	4,061		42,368
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	32.33%
Non-controlling Interests, Equity	$ 72,893	69,455
Non-controlling Interests, Profit (Loss)	$ 30,138	15,276		(371)
Inversora Dock Sud S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.86%
Non-controlling Interests, Equity	$ 38,147	33,116
Non-controlling Interests, Profit (Loss)	$ 13,984	5,947		54,656
Central Dock Sud S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	29.76%
Non-controlling Interests, Equity	$ 37,432	32,418
Non-controlling Interests, Profit (Loss)	$ 13,826	5,842		17,940
Enel Distribucion Chile S A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		405		17,756
Chilectra Américas S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		123		2,664
Enel Generación Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		71,544
Endesa Américas S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		66,618		240,146
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		1,777
Enel Generación Piura S.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3.50%
Non-controlling Interests, Equity	$ 4,529	3,947
Non-controlling Interests, Profit (Loss)	$ 613	795		13,249
CELG [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.12%
Non-controlling Interests, Equity	$ 743
Non-controlling Interests, Profit (Loss)	12
Other [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	6,557	6,637
Non-controlling Interests, Profit (Loss)	$ 2,071	$ 1,416		$ 5,061

[1]	As Restated